TRADE AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	As At June 30,	As At December 31,
	2022	2021
Trade payables(i)	1,576	1,045
Accruals	1,965	1,968
Indirect taxes	305	256
Deferred income	1,295	—
Other payables	202	22
	5,343	3,291
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(i)    Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.